Document and Entity Information	Nov. 14, 2019
Cover [Abstract]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001647513
Document Type	8-K
Document Period End Date	Nov. 14, 2019
Entity Registrant Name	NOBLE MIDSTREAM PARTNERS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37640
Entity Tax Identification Number	47-3011449
Entity Address, Address Line One	1001 Noble Energy Way
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	281
Local Phone Number	872-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units, Representing Limited Partner Interests
Trading Symbol	NBLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false